Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 8 – Income Taxes

The effective income tax rate for the years ended March 31, 2015 and 2014 differs from the U.S. Federal statutory rate due to the following:

	2015	2014
Federal statutory income tax rate	$3,865,000	$4,600
State income taxes, net of federal benefit	332,000	400
Permanent items	(2,960,000)	-
Change in valuation allowance	(1,237,000)	(5,000)
	$-	$-

The components of the deferred tax assets and liabilities at March 31, 2015 and 2014 are as follows:

	2015	2014
Long-term deferred tax assets:
Federal net operating loss carryforwards	$870,000	$5,000
Equity based compensation	368,000	-
Long-term deferred tax liabilities:
Property, plant and equipment	4,000	-
Valuation allowance	(1,242,000)	(5,000)
Net long-term deferred tax assets	$-	$-

The Company has net operating loss carry forwards of approximately $13,000 at March 31, 2015 and the Company’s net operating losses begin to expire in 2035.

The Company has provided a full valuation allowance for the deferred tax assets at March 31, 2015 and 2014, based on the likelihood that the deferred tax assets will not be utilized in the future.

For Income tax Return Purpose Only
On August 19, 2014, Terex Energy Corporation acquired 52% of the outstanding common stock of T-Rex Oil Inc. and thus T-Rex had a change of control event under IRC section 382, which will limit T-Rex’s ability to utilize its deferred tax assets, including net operating loss carryforwards, to offset future taxable income. T-Rex has net operating loss carryforwards of approximately $42,000,000 which will begin to expire in 2024.